Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2013
Schedule of property and equipment, net

Property and equipment, net, consisted of the following (in thousands):

	September 30, 2013	September 30, 2012
Land	$65,485	$64,799
Land improvements	96,735	96,603
Buildings and improvements	1,691,924	1,692,683
Furniture and equipment	541,832	541,506
Construction in process	55,569	20,243

Subtotal	2,451,545	2,415,834
Less: accumulated depreciation	(975,370)	(925,436)

Total property and equipment, net	$1,476,175	$1,490,398